COMMITMENTS AND CONTINGENCY (Tables)	6 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCY
Schedule of total future minimum purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of December 31, 2022 are payable as follows:

	RMB	U.S. Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2023	¥22,135,714	$3,208,865
2024	300,000	43,489
2025	300,000	43,489
Total minimum payments required	¥22,735,714	$3,295,843

Schedule of Non - cancellable operating lease agreements

The Company entered into several non-cancellable operating lease agreements for office spaces. Future payments under such leases were included in lease liabilities as disclosed in Note 11, other than those within under lease agreements within one year which are disclosed as follows as of December 31, 2022:

	RMB	U.S. Dollars
Twelve months ending December 30,	(Unaudited)	(Unaudited)
2023	¥764,700	$110,853
Total	¥764,700	$110,853